Intangible assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cost	R$ 57,924,819	R$ 52,850,974
Accumulated amortization	(18,603,948)	(16,347,140)
Net	39,320,871	36,503,834	R$ 32,325,447
Agreements Equity Values [Member]
IfrsStatementLineItems [Line Items]
Cost	722,730	696,728
Accumulated amortization	(223,404)	(205,671)
Net	499,326	491,057
Agreements Economic Value [Member]
IfrsStatementLineItems [Line Items]
Cost	1,585,271	1,497,968
Accumulated amortization	(933,232)	(816,527)
Net	652,039	681,441	712,852
Program Contractses [Member]
IfrsStatementLineItems [Line Items]
Cost	26,875,408	24,804,170
Accumulated amortization	(8,537,949)	(7,652,149)
Net	18,337,459	17,152,021
Program Contract Commitments [Member]
IfrsStatementLineItems [Line Items]
Cost	1,709,757	1,709,757
Accumulated amortization	(444,765)	(391,800)
Net	1,264,992	1,317,957
Service Contracts Commitments [Member]
IfrsStatementLineItems [Line Items]
Cost	25,584,703	22,834,803
Accumulated amortization	(7,714,252)	(6,676,032)
Net	17,870,451	16,158,771	R$ 14,390,763
Software Licenses [Member]
IfrsStatementLineItems [Line Items]
Cost	1,249,881	1,133,833
Accumulated amortization	(654,477)	(535,099)
Net	595,404	598,734
Right Of Uses [Member]
IfrsStatementLineItems [Line Items]
Cost	170,921	173,715
Accumulated amortization	(95,869)	(69,862)
Net	75,052	103,853
Right Of Uses Investments [Member]
IfrsStatementLineItems [Line Items]
Cost	26,148
Accumulated amortization
Net	R$ 26,148